Short term loans and securitization debt	12 Months Ended
Dec. 31, 2017
Short term loans and securitization debt
Short term loans and securitization debt

17. Short term loans and securitization debt

Short term loans

        During the year ended December 31, 2017, the Group entered into a US$ denominated short term bank facility agreement with an overseas bank for up to US$100,000 (approximately RMB650,630), in which US$50,000 (approximately RMB326,710) was drawn down during the year. The facility was pledged by the Group's restricted cash amounting to RMB35,412 and was guaranteed by the Company. The borrowing carries floating interest rate based on the 3-month London Inter-Bank Offered Rate plus 1.05% per annum.

        During the year ended December 31, 2017, the Group entered into a RMB denominated short term bank facility agreement with a PRC bank for up to RMB179,000 and the borrowing carries floating interest rate based on the 3-month People's Bank of China's Deposit Benchmarking Rate plus 3.25% per annum. The facility was fully drawn down during the year. The Group also entered into a short term loan agreement with the same bank for a loan of RMB172,000, which is secured by the Group's held-to-maturity investments amounting to RMB200,000 and carries fixed interest rate of 4.35%.

        During the year ended December 31, 2017, the Group also entered into a RMB denominated short term bank facility agreement with a PRC bank for up to RMB1.20 billion. Up to December 31, 2017, the facility was not yet utilized.

        In addition, during the year ended December 31, 2017, the Group entered into a loan agreement with a PRC bank for a loan of RMB29,600. The loan is secured by the Group's held-to-maturity investments amounting to RMB30,000 and carries fixed interest rate of 5.75% per annum.

        The weighted average interest rates for the outstanding short term loans as of December 31, 2017 were approximately 3.84%.

        There is no financial covenants in respect of the Group's short terms loans as of December 31, 2017.

Securitization debt

        During the year ended December 31, 2017, the Group started to securitize accounts receivable arising from its consumer financing business. The securitization securities are recorded as securitization debt.

        These securitization debt amounting to RMB760,000 as of December 31, 2017 is denominated in RMB and has a weighted average interest rate of approximately 5.36%. The debt is securitized by the Group's accounts receivables as disclosed in Note 4. The securitization debt will mature in 2018.